Depreciation Amortization and Impairment by Per Function - Summary of Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization	$ (49,966)	$ (51,874)	$ (48,600)
Total depreciation/amortization/impairment by function	(49,966)	(51,874)	(48,600)
Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(34,028)	(33,028)	(32,434)
Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(11,847)	(13,501)	(13,089)
Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(4,091)	(5,345)	(3,077)
Cost of Goods Sold
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(38,687)	(38,838)	(39,799)
Cost of Goods Sold | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(31,819)	(30,868)	(31,372)
Cost of Goods Sold | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(6,868)	(7,970)	(8,427)
Research and Development Expenses
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(2,012)	(1,507)	(765)
Research and Development Expenses | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(1,390)	(1,060)	(490)
Research and Development Expenses | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(437)	(323)	(186)
Research and Development Expenses | Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(185)	(124)	(89)
Selling, General and Administrative Expenses
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(9,267)	(11,529)	(8,036)
Selling, General and Administrative Expenses | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(819)	(1,100)	(572)
Selling, General and Administrative Expenses | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(4,542)	(5,208)	(4,476)
Selling, General and Administrative Expenses | Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	$ (3,906)	$ (5,221)	$ (2,988)